SCHEDULE OF LIQUIDITY RISKS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade payables - Carrying amount	$ 989
Trade payables - Within 1 year	989
Trade payables - Over 1 year
Other accounts payable - Carrying amount	1,099	$ 376	$ 1,988
Other accounts payable - Within 1 year	704
Other accounts payable - Over 1 year	395
Loans - Carrying amounts	641	1,024
Loans - Within 1 year	158	358	200
Long term loans (note 10)	483	666	356
Lease liability - Carrying amount	277
Lease liability - Within 1 year	126	21	$ 63
Lease liability - Over 1 year	$ 151